Related Party Transactions (Details) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 12, 2021	Feb. 11, 2021	Feb. 17, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Office and administrative fees	$ 20,000
Payment for service fee					$ 220,000
Working capital loans					$ 2,000,000
Business combination, price per share (in Dollars per share)					$ 1.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)				150,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Description of stock split		91667-for-1 stock split and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend
Sponsor, description					The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants due value			$ 2,124,125
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)					8,625,000	8,625,000
Common stock, shares outstanding (in Shares)					8,625,000	8,625,000
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate Price				$ 25,000